Use of estimates and critical accounting judgements - CGU (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Period over which management has projected cash flows for impairment analysis	3 years
Additional period over which management has projected cash flows subsequent to the explicit forecast	7 years
Goodwill	€ 5,527		€ 5,452
IP/Optical Networks
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Discount rate applied to cash flow projections	8.20%		9.10%
Goodwill	€ 1,954		€ 1,871
Mobile Networks
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Discount rate applied to cash flow projections	8.40%		9.20%
Goodwill	€ 794	€ 205	€ 963